Annual Total Returns- PIMCO Long-Term US Government Portfolio (Administrative Class) [BarChart] - Administrative Class - PIMCO Long-Term US Government Portfolio - Administrative	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	27.83%	4.43%	(12.95%)	24.01%	(1.39%)	0.67%	8.95%	(2.38%)	13.32%	17.39%